Expense Example - Great-West Core Strategies Short Duration Bond Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	26	1,365	2,665	5,749	61	214	380	861	87	293	516	1,157